UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            January 18, 2001
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      85
                                           ------------

Form 13F Information Table Value Total:      $341,750
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

AES Corporation                  COM        00130H105     1883     34000  SH         SOLE                  23200           10800
                                                           188      3400  SH         OTHER                                  3400
Abbott Laboratories              COM        002824100     3584     74000  SH         SOLE                  74000
                                                           387      8000  SH         OTHER                                  8000
Agilent Technologies             COM        00846U101     3593     65634  SH         SOLE                  64148            1486
Air Products & Chemicals, Inc.   COM        009158106     4920    120000  SH         SOLE                 120000
American Express Company         COM        025816109      231      4200  SH         OTHER                                  4200
American Home Products           COM        026609107      750     11800  SH         SOLE                                  11800
                                                           407      6400  SH         OTHER                                  6400
American International Group     COM        026874107    17881    181420  SH         SOLE                 181420
Automatic Data Processing        COM        053015103     2532     40000  SH         SOLE                  40000
BP Amoco PLC                     COM        055622104     2433     50814  SH         SOLE                  50814
                                                           307      6406  SH         OTHER                                  6406
Bank of America Corp.            COM        060505104     1926     41983  SH         SOLE                  41983
Bank of New York                 COM        064057102     5226     94700  SH         SOLE                  94700
                                                            33       600  SH         OTHER                                   600
BellSouth Corp.                  COM        079860102     2997     73200  SH         SOLE                  73200
Bristol Myers Co.                COM        110122108     1161     15706  SH         SOLE                   5600           10106
                                                           296      4000  SH         OTHER                                  4000
Chase Manhattan Corp.            COM        16161A108     5697    125380  SH         SOLE                 125380
Chiron                           COM        170040109     1780     40000  SH         SOLE                  40000
Cisco Systems                    COM        17275R102    27416    716752  SH         SOLE                 669472           47280
Citigroup, Inc.                  COM        172967101    12988    254349  SH         SOLE                 254349
Clear Channel Communications     COM        184502102     4982    102850  SH         SOLE                  96050            6800
                                                           111      2300  SH         OTHER                                  2300
Cornerstone Propane Partners,    COM        218916104      190     16000  SH         SOLE                  16000
Dell Computer Corp.              COM        247025109      218     12500  SH         SOLE                  12500
Digene Corporation               COM        253752109    20826    466027  SH         SOLE                 414728           51299
                                                           134      3000  SH         OTHER                                  3000
Dover Corp.                      COM        260003108     2766     68200  SH         SOLE                  68200
E. I. duPont de Nemours & Co.    COM        263534109     1197     24776  SH         SOLE                  24776
Eli Lilly                        COM        532457108      298      3200  SH         OTHER                                  3200
Exxon Mobil                      COM        30231G102     9703    111604  SH         SOLE                 103804            7800
                                                           748      8600  SH         OTHER                                  8600
Ford Motor Company               COM        345370100     5388    229877  SH         SOLE                 213796           16081
                                                           135      5767  SH         OTHER                                  5767
General Electric Co.             COM        369604103    27483    573300  SH         SOLE                 566265            7035
                                                          1176     24528  SH         OTHER                                 24528
GlaxoSmithKline                  COM        37733W105     3263     58266  SH         SOLE                  58266
Halliburton Company              COM        406216101     1178     32500  SH         SOLE                  32500
Hewlett Packard                  COM        428236103    10946    346800  SH         SOLE                 336600           10200
IBM                              COM        459200101     3205     37704  SH         SOLE                  33652            4052
                                                            90      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100    12533    416900  SH         SOLE                 371700           45200
                                                           409     13600  SH         OTHER                                 13600
Interpublic Group Cos.           COM        460690100     8938    210000  SH         SOLE                 210000
Johnson & Johnson                COM        478160104    15027    143027  SH         SOLE                 132856           10171
KLA Tencor Corp.                 COM        482480100      394     11700  SH         SOLE                   6700            5000
                                                            27       800  SH         OTHER                                   800
Merck & Co., Inc.                COM        589331107    16500    176233  SH         SOLE                 160915           15318
                                                           730      7800  SH         OTHER                                  7800
Microsoft Corp.                  COM        594918104     7017    161770  SH         SOLE                 151770           10000
                                                           347      8000  SH         OTHER                                  8000
Morgan Stanley Dean Witter       COM        617446448      154      1948  SH         SOLE                   1948
                                                            49       624  SH         OTHER                                   624
Motorola, Inc.                   COM        620076109     1388     68540  SH         SOLE                  49040           19500
National City Corp.              COM        635405103     3354    116668  SH         SOLE                  82800           33868
                                                           287     10000  SH         OTHER                                 10000
Nokia Corp. ADR                  COM        654902204     3758     86400  SH         SOLE                  86400
PepsiCo Inc.                     COM        713448108     3762     75900  SH         SOLE                  75900
Pfizer, Inc.                     COM        717081103     8986    195348  SH         SOLE                 195348
Procter & Gamble Company         COM        742718109     5836     74400  SH         SOLE                  74400
Progressive Corp.-Ohio           COM        743315103     1989     19195  SH         SOLE                  12295            6900
                                                           187      1800  SH         OTHER                                  1800
Royal Dutch Petroleum            COM        780257804    12791    211200  SH         SOLE                 205200            6000
SBC Communications, Inc.         COM        78387G103     4699     98418  SH         SOLE                  98418
Schering-Plough Corp.            COM        806605101     6674    117600  SH         SOLE                 117600
Sprint Corporation               COM        852061100      812     40000  SH         SOLE                  40000
Sprint PCS Group                 COM        852061506      409     20000  SH         SOLE                  20000
Stryker Corp.                    COM        863667101    12520    247480  SH         SOLE                 179400           68080
                                                           506     10000  SH         OTHER                                 10000
Sun Microsystems                 COM        866810104      334     12000  SH         OTHER                                 12000
T. Rowe Price Group Inc.         COM        741477103     7946    188000  SH         SOLE                 188000
Tellabs Inc.                     COM        879664100     2949     52200  SH         SOLE                  38400           13800
                                                           237      4200  SH         OTHER                                  4200
Vertex                           COM        92532F100      951     13300  SH         SOLE                   8800            4500
Viacom Inc., Class B             COM        925524308     1477     31594  SH         SOLE                  31594
Wachovia Corp.                   COM        929771103     1569     27000  SH         SOLE                  27000
Washington Post 'B'              COM        939640108      617      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      496      8000  SH         SOLE                   8000
                                                            19       300  SH         OTHER                                   300
WorldCom Inc.                    COM        98157D106      931     66237  SH         SOLE                  66237
Banco Bilbao Vizcaya Intl. Ltd   PFD        059456301      682     28000  SH         SOLE                  28000
HSBC Bank, Pfd. C                PFD        44328M815      628     25000  SH         SOLE                  17000            8000
                                                           176      7000  SH         OTHER                                  7000